Note 23. Segmented Information (Detail) - Revenues By Geographic Location: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues by Geographic Location	$ 244,840	$ 274,027	$ 221,968
Canada [Member]
Revenues by Geographic Location	10,147	6,360	6,775
US [Member]
Revenues by Geographic Location	165,944	178,213	136,834
Europe [Member]
Revenues by Geographic Location	23,960	26,565	20,831
Other Location [Member]
Revenues by Geographic Location	$ 44,789	$ 62,889	$ 57,528